Equipment, Right-of-Use Asset (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 161,894		$ 90,814	$ 304,493	$ 185,656	$ 393,297	$ 190,133
Depreciation expenses lease	$ 65,625	43,688	$ 44,349	44,349	109,313	88,699	$ 180,652	$ 45,786
Weighted average remaining lease term							7 months	13 months
Weighted average discount rate							15.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 76,975	$ 118,206	$ 50,492	$ 46,465	$ 195,181	$ 96,957	$ 212,645	$ 144,347